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               SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES

                     SUPPLEMENT DATED JUNE 17, 2003 TO THE
                        PROSPECTUS DATED APRIL 30, 2003

   The following information replaces and supersedes, as applicable, the information set forth in the section entitled "Buying Shares -- Buying shares by wire" in the Prospectus for Salomon Brothers Institutional Investment Series. Effective Monday, July 7, 2003 the following banking information will be required to effect purchases by wire:

                             PNC Bank
                             Pittsburgh, PA
                             ABA No: 031000053
                             Account Number: 860905097
                             Attn: [Name of Fund]
                             Class of Shares:
                             Name of Account:
                             Account Number (as assigned):

FD 02791